FINANCE LEASE LIABILITY (Obligations) (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Other Liabilities Disclosure [Abstract]
Finance lease liability, current portion	$ 54,873	$ 53,655
Finance lease liability, long-term portion	391,553	419,341
Finance lease liability	$ 446,426	$ 472,996